CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) ₨ / shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2018 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans	₨ 981,794.8	$ 13,022.9	₨ 827,683.0	₨ 667,458.7
Trading securities	7,392.1	98.1	8,892.9	4,049.1
Available for sale debt securities	198,383.2	2,631.4	190,992.5	158,209.2
Other	24,412.8	323.8	14,146.5	13,748.3
Total interest and dividend revenue	1,211,982.9	16,076.2	1,041,714.9	843,465.3
Interest expense:
Deposits	507,888.8	6,736.8	410,026.4	326,717.8
Short-term borrowings	27,216.8	361.0	39,054.3	26,004.4
Long-term debt	83,200.5	1,103.6	85,081.1	67,297.5
Other	149.4	2.0	47.5	295.0
Total interest expense	618,455.5	8,203.4	534,209.3	420,314.7
Net interest revenue	593,527.4	7,872.8	507,505.6	423,150.6
Provision for credit losses	117,621.9	1,560.2	72,279.3	59,397.8
Net interest revenue after provision for credit losses	475,905.5	6,312.6	435,226.3	363,752.8
Non-interest revenue, net:
Fees and commissions	160,099.5	2,123.6	134,155.2	120,060.9
Trading securities gain/(loss), net	1,323.4	17.6	1,028.4	(63.4)
Realized gain/(loss) on sales of available for sale debt securities, net	25,826.2	342.6	2,596.0	10,853.2
Other than temporary impairment losses on available for sale debt securities	(9,109.0)	(120.8)	(1,081.0)	(149.1)
Foreign exchange transactions	15,265.6	202.5	1,917.8	6,209.5
Derivatives gain/(loss), net	3,550.0	47.1	12,409.1	6,742.6
Other, net	1,263.3	16.8	9,096.7	953.3
Total non-interest revenue, net	198,219.0	2,629.4	160,122.2	144,607.0
Total revenue, net	674,124.5	8,942.0	595,348.5	508,359.8
Non-interest expense:
Salaries and staff benefits	130,506.9	1,731.1	104,652.6	98,483.7
Premises and equipment	31,533.9	418.3	29,527.7	29,816.9
Depreciation and amortization	12,800.3	169.8	12,247.8	9,678.9
Administrative and other	133,439.4	1,770.0	108,960.4	93,272.9
Amortization of intangible assets	0.0	0.0	1.0	1.0
Total non-interest expense	308,280.5	4,089.2	255,389.5	231,253.4
Income before income tax expense	365,844.0	4,852.8	339,959.0	277,106.4
Income tax expense	105,480.0	1,399.1	119,393.5	98,272.5
Net income before noncontrolling interest	260,364.0	3,453.7	220,565.5	178,833.9
Less: Net income attributable to shareholders of noncontrolling interest	94.1	1.2	461.7	319.0
Net income attributable to HDFC Bank Limited	₨ 260,269.9	$ 3,452.5	₨ 220,103.8	₨ 178,514.9
Per share information: (see note: 29)
Earnings per equity share-basic | (per share)	₨ 47.59	$ 0.63	₨ 41.07	₨ 34.59
Earnings per equity share-diluted | (per share)	47.27	0.62	40.66	34.15
Per ADS information (where 1 ADS represents 3 shares): (see note: 29)
Earnings per ADS-basic | (per share)	142.77	1.89	123.21	103.77
Earnings per ADS-diluted | (per share)	141.81	1.86	121.98	102.45
Dividends declared per equity share | (per share)	₨ 2.5	$ 0.03	₨ 7.5	₨ 6.5